PGIM S&P 500 Buffer 12 ETF - September
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.2%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $57,821)(wb)	57,821	$57,821
Options Purchased*~ 102.1%
(cost $5,297,347)		5,586,971

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $5,355,168)		5,644,792
Options Written*~ (3.2)%
(premiums received $194,945)		(174,446)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,160,223)		5,470,346
Liabilities in excess of other assets(z) (0.0)%		(1,035)

Net Assets 100.0%		$5,469,311

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64		92		9	$5,471,949
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68		92		9	115,022
Total Options Purchased (cost $5,297,347)								$5,586,971

PGIM S&P 500 Buffer 12 ETF - September
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$639.21		92		9	$(124,912)
SPDR S&P 500 ETF Trust	Put	08/29/25	$496.04		92		9	(49,534)
Total Options Written (premiums received $194,945)							$(174,446)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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